Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Profit or loss [abstract]
Summary of Earnings and Weighted Average Number of Ordinary Shares used in Calculation of Basic Earnings per Share

The earnings and weighted average number of ordinary shares used in the calculation of basic earnings per share are as follows:

	12.31.2018	12.31.2017	12.31.2016
Profit attributable to the Owners of the parent company used in the calculation of earnings per share – basic and diluted	1,799,871,980	3,509,779,198	1,270,870,542

Weighted average number of ordinary shares for purposes of basic and diluted earnings per share (1)	596,026,490	571,026,490	566,026,490

Basic and diluted earnings per share	3.0198	6.1464	2.2452

(1)

The weighted average number of outstanding shares was 596,026,490, 571,026,490 and 566,026,490 as of December 31, 2018, 2017 and 2016, respectively, for the purposes of calculating both the basic and diluted earnings per share, since there are not outstanding debt securities convertible into shares as of December 31, 2018, 2017 and 2016.